Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Abstract]
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

Accounts payable, accrued expenses and other current liabilities consisted of the following:

	January 31, 2025	July 31, 2024
	(unaudited)
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current (a)	$500,000	$750,000
Investment securities payable	-	69,621
Others	943	137,436
	$500,943	$957,057
Current portion of long-term payables:
Accrued litigation fee, noncurrent (a)	$250,000	$250,000

(a)	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000. The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. In September 2024, the Company paid the first instalment. Accordingly, the Company recorded accrued litigation fees of $500,000 and $750,000 as current liabilities as of January 31, 2025 and July 31, 2024, respectively. The remaining $250,000 was recorded as noncurrent liabilities as of January 31, 2025 and July 31, 2024.

Accounts payable, accrued expenses and other current liabilities consisted of the following:

	As of July 31,
	2024	2023
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current (a)	$750,000	$-
Investment securities payable	$69,621	-
Accrued payroll expenses	-	212,953
Others	137,436	80,187
	$957,057	$293,140
Other long-term liabilities:
Accrued litigation fee, noncurrent (a)	$250,000	$-

(a)	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. Accordingly, the Company recorded accrued litigation fees of $750,000 as current liabilities, and the remaining $250,000 as noncurrent liabilities.